Income Taxes (Detail of Current and Deferred Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current:
Domestic	¥ 95,183	¥ 28,128	¥ 57,303
Foreign	83,492	147,344	123,730
Total	178,675	175,472	181,033
Deferred:
Domestic	310,490	(18,949)	(32,746)
Foreign	(44,217)	(42,018)	(15,050)
Total	266,273	(60,967)	(47,796)
Income tax expense	444,948	114,505	133,237
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	1,146	(29,747)	15,590
Debt valuation adjustments	(36,792)	23,908	4,293
Derivatives qualifying for cash flow hedges	12,244	4,012	(1,845)
Defined benefit plans	139,883	(57,685)	(38,229)
Foreign currency translation adjustments	(3,368)	(20,693)	15,148
Total	113,113	(80,205)	(5,043)
Total, Income tax expense (benefit)	¥ 558,061	¥ 34,300	¥ 128,194